Investment in an Associate (Details) - Schedule of Investment in an Associate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment in an Associate [Abstract]
Interest in associate		$ 175,507
Due from an associate company, net	545,128	476,815
Provision for associate	(545,128)
Total investment		$ 652,322